Prudential Day One 2045 Fund
Schedule of Investments (unaudited) as of April 30, 2020
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	55,917	$591,597
PGIM Global Real Estate Fund (Class R6)	50,525	978,169
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	76,119	767,279
PGIM QMA Commodity Strategies Fund (Class R6)	81,145	599,660
PGIM QMA Emerging Markets Equity Fund (Class R6)	120,880	1,172,535
PGIM QMA International Developed Markets Index Fund (Class R6)	342,363	3,495,527
PGIM QMA Large-Cap Core Equity Fund (Class R6)	360,280	5,058,335
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	173,252	1,522,887
PGIM QMA US Broad Market Index Fund (Class R6)	252,254	3,312,089
PGIM TIPS Fund (Class R6)	38,148	392,161
PGIM Total Return Bond Fund (Class R6)	110,810	1,580,153

Total Long-Term Investments (cost $20,153,281)		19,470,392

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $34,565)	34,565	34,565

TOTAL INVESTMENTS 100.1% (cost $20,187,846)(w)		19,504,957
Liabilities in excess of other assets (0.1)%		(18,747)

Net Assets 100.0%		$19,486,210

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds